Share Capital (Narrative) (Details) ₪ / shares in Units, ₪ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 ILS (₪) ₪ / shares	Dec. 31, 2025 USD ($)	Feb. 19, 2026 ₪ / shares	Aug. 21, 2025 ₪ / shares shares
Disclosure of classes of share capital [line items]
Initial Public Offering | shares				11,396,012
Par value per share | ₪ / shares	₪ 0.1		₪ 0.1	₪ 0.1
Value Of shares issued and fully paid	₪ 1,000	$ 292.5